CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total China Distance Education Holding Limited shareholders' equity	Noncontrolling interest
Beginning Balance (in shares) at Sep. 30, 2015		142,406,933
Beginning Balance at Sep. 30, 2015	$ 90,809	$ 14	$ 55,598	$ 2,735	$ 32,462	$ 90,809
Net income for the year	26,411				26,290	26,290	$ 121
Foreign currency translation adjustments	(6,395)			(6,153)		(6,153)	(242)
Repurchase of ordinary shares (in shares) (Note 17)		(11,326,460)
Repurchase of ordinary shares (Note 17)	(36,760)	$ (1)	(21,289)		(15,470)	(36,760)
Options exercised (in shares)		524,300
Options exercised	1,659		1,659			1,659
Stock-based compensation expense (in shares) (Note 25)		125,000
Stock-based compensation expense (Note 25)	2,015		2,015			2,015
Dividends (Note 26)	(31,138)		(20,800)		(10,338)	(31,138)
Capital contribution from noncontrolling interests	4,824						4,824
Noncontrolling interest arising from acquisitions	6,533						6,533
Loan to optionees in connection with exercise of options	(1,663)		(1,663)			(1,663)
Repayment of loan to optionees in connection with exercise of options	177		177			177
Ending Balance (in shares) at Sep. 30, 2016		131,729,773
Ending Balance at Sep. 30, 2016	56,472	$ 13	15,697	(3,418)	32,944	45,236	11,236
Net income for the year	16,268				14,935	14,935	1,333
Foreign currency translation adjustments	264			(122)		(122)	386
Stock-based compensation expense (in shares) (Note 25)		125,000
Stock-based compensation expense (Note 25)	2,111		2,111			2,111
Dividends (Note 26)	(14,839)				(14,839)	(14,839)
Capital contribution from noncontrolling interests	12,164		1,090			1,090	11,074
Unrealized gain on available-for-sale securities, net of tax effect	173			173		173
Repayment of loan to optionees in connection with exercise of options	$ 199		199			199
Ending Balance (in shares) at Sep. 30, 2017	131,854,773	131,854,773
Ending Balance at Sep. 30, 2017	$ 72,812	$ 13	19,097	(3,367)	33,040	48,783	24,029
Net income for the year	12,303				11,626	11,626	677
Foreign currency translation adjustments	(8,118)			(6,245)		(6,245)	(1,873)
Options exercised (in shares)		952,148
Options exercised	1,489		1,489			1,489
Stock-based compensation expense (in shares) (Note 25)		468,600
Stock-based compensation expense (Note 25)	2,306		2,306			2,306
Dividends (Note 26)	(14,949)				(14,949)	(14,949)
Capital contribution from noncontrolling interests	89		29			29	60
Noncontrolling interest arising from acquisitions	42,598						42,598
Unrealized gain on available-for-sale securities, net of tax effect	2,599			2,599		2,599
Loan to optionees in connection with exercise of options	(1,557)		(1,557)			(1,557)
Repayment of loan to optionees in connection with exercise of options	$ 193		193			193
Ending Balance (in shares) at Sep. 30, 2018	133,275,521	133,275,521
Ending Balance at Sep. 30, 2018	$ 109,765	$ 13	$ 21,557	$ (7,013)	$ 29,717	$ 44,274	$ 65,491